Treasury risk management - Summary of Derivative Cash Flow Hedges (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	€ 3,100	€ 3,118
Foreign exchange cash outflows	(3,180)	(3,073)
Interest rate swaps cash inflows	2,072	3,121
Interest rate swaps cash outflows	(1,886)	(3,033)
Commodity contracts cash inflows	6	45
Commodity contracts cash outflows	(38)	(1)
Due within 1 year
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	3,100	3,118
Foreign exchange cash outflows	(3,180)	(3,073)
Interest rate swaps cash inflows	564	1,170
Interest rate swaps cash outflows	(464)	(1,147)
Commodity contracts cash inflows	6	45
Commodity contracts cash outflows	(38)	(1)
Due between 1 and 2 years
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	0	0
Foreign exchange cash outflows	0	0
Interest rate swaps cash inflows	502	530
Interest rate swaps cash outflows	(473)	(464)
Commodity contracts cash inflows	0	0
Commodity contracts cash outflows	0	0
Due between 2 and 3 years
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	0	0
Foreign exchange cash outflows	0	0
Interest rate swaps cash inflows	27	473
Interest rate swaps cash outflows	(13)	(473)
Commodity contracts cash inflows	0	0
Commodity contracts cash outflows	0	0
Due between 3 and 4 years
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	0	0
Foreign exchange cash outflows	0	0
Interest rate swaps cash inflows	27	26
Interest rate swaps cash outflows	(13)	(13)
Commodity contracts cash inflows	0	0
Commodity contracts cash outflows	0	0
Due between 4 and 5 years
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	0	0
Foreign exchange cash outflows	0	0
Interest rate swaps cash inflows	952	26
Interest rate swaps cash outflows	(923)	(13)
Commodity contracts cash inflows	0	0
Commodity contracts cash outflows	0	0
Due after 5 years
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	0	0
Foreign exchange cash outflows	0	0
Interest rate swaps cash inflows	0	896
Interest rate swaps cash outflows	0	(923)
Commodity contracts cash inflows	0	0
Commodity contracts cash outflows	0	0
Net carrying amount as shown in balance sheet
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	0	0
Foreign exchange cash outflows	(48)	67
Interest rate swaps cash inflows	119	0
Interest rate swaps cash outflows	0	(19)
Commodity contracts cash inflows	6	45
Commodity contracts cash outflows	€ (38)	€ (1)